Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($) shares in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	1.8	0.0
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share	$ 72.64